Loan and Lease Operations - Summary of Loan Operations and Lease Operations by Type (Parenthetical) (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of loans and lease operations [Line Items]
Provision for Expected Loss	R$ (47,051)	R$ (36,029)	R$ (8)
Commitments released	(3,485)	(3,303)	R$ (2,601)
Financial guarantees pledged [member]
Disclosure of loans and lease operations [Line Items]
Provision for Expected Loss	R$ (907)	R$ (837)